Investment in Affiliate (Tables)	12 Months Ended
Mar. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investment in Affiliate

At March 31, 2012, 2013 and 2014, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2012	2013	2014
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summary of Financial Information Accounted by Equity Method Investment

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen
	2013	2014
Financial Position:
Property and equipment, net	¥11,090	¥15,932
Other assets, net	18,884	14,145

Total assets	¥29,974	¥30,077

Debt	¥8,400	¥8,474
Other liabilities	12,260	12,246
Noncontrolling interest	95	104
Total Resort Solution stockholders’ equity	9,219	9,253

Total liabilities and equity	¥29,974	¥30,077

Summary of Operations Accounted by Equity Method Investment

	Millions of Yen
	2012	2013	2014
Operations:
Revenues	¥17,992	¥20,069	¥19,239
Cost of revenues	8,696	7,710	7,164
Selling, general and administrative expenses	9,177	11,718	11,580

Operating income	119	641	495
Interest expense, net	(151)	(181)	(174)
Other, net	524	58	(120)

Net income	¥492	¥518	¥201